SCHEDULE OF FINANCIAL ASSETS AND IMPACT OF CREDIT EXPOSURE (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets at amortized cost:
Cash and cash equivalents	$ 2,343	$ 168	$ 1,398	$ 4,171
Other current receivables	1,993	634
Total current assets	4,336	802
Credit risk [member]
Financial assets at amortized cost:
Cash and cash equivalents	2,343	168
Other current receivables	1,993	424
Total current assets	$ 4,336	$ 592